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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:            August 31, 2015

Date of reporting period:          November 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

AlphaMark Large Cap Growth Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Common Stocks - 99.9%	Shares	Value
Consumer Discretionary - 15.5%
Hotels, Restaurants & Leisure - 2.9%
Starwood Hotels & Resorts Worldwide, Inc.	8,513	$672,527

Leisure Products - 3.2%
Polaris Industries, Inc.	4,730	741,238

Media - 5.5%
Discovery Communications, Inc. - Class A *	15,421	538,193
Live Nation Entertainment, Inc. *	27,675	741,690
		1,279,883
Specialty Retail - 3.9%
Ross Stores, Inc.	10,080	922,119

Consumer Staples - 5.4%
Food & Staples Retailing - 2.8%
Whole Foods Market, Inc.	13,300	652,099

Personal Products - 2.6%
Estée Lauder Cos., Inc. (The) - Class A	8,298	615,214

Energy - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Continental Resources, Inc. *	11,820	484,383
EOG Resources, Inc.	8,028	696,188
Tesoro Corp.	14,380	1,101,796
		2,282,367
Financials - 7.1%
Consumer Finance - 3.2%
American Express Co.	8,164	754,517

Diversified Financial Services - 3.9%
IntercontinentalExchange, Inc.	4,065	918,649

Health Care - 19.1%
Biotechnology - 8.3%
Amgen, Inc.	6,443	1,065,092
Gilead Sciences, Inc. *	8,646	867,367
		1,932,459

AlphaMark Large Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.9% (Continued)	Shares	Value
Health Care - 19.1% (Continued)
Pharmaceuticals - 10.8%
Jazz Pharmaceuticals plc *	4,205	$744,664
Mylan, Inc. *	15,982	936,705
Novo Nordisk A/S - ADR	18,705	850,329
		2,531,698
Industrials - 11.3%
Airlines - 3.7%
Delta Air Lines, Inc.	18,475	862,228

Commercial Services & Supplies - 2.9%
Waste Management, Inc.	14,090	686,606

Electrical Equipment - 2.6%
Rockwell Automation, Inc.	5,220	602,440

Machinery - 2.1%
Flowserve Corp.	8,390	493,919

Information Technology - 22.1%
Electronic Equipment, Instruments & Components - 2.8%
Amphenol Corp. - Class A	12,176	652,999

Internet Software & Services - 2.7%
Akamai Technologies, Inc. *	9,683	625,618

Semiconductors & Semiconductor Equipment - 5.8%
Avago Technologies Ltd.	7,283	680,232
Broadcom Corp. - Class A	15,560	671,103
		1,351,335
Software - 5.2%
Open Text Corp.	9,950	588,244
Oracle Corp.	14,812	628,177
		1,216,421
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	5,689	676,593
EMC Corp.	21,055	639,019
		1,315,612

AlphaMark Large Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks - 99.9% (Continued)	Shares	Value
Materials - 4.4%
Chemicals - 2.1%
Eastman Chemical Co.	5,920	$490,886

Containers & Packaging - 2.3%
Packaging Corp. of America	7,209	535,485

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 5.3%
CenturyLink, Inc.	16,475	671,686
Verizon Communications, Inc.	11,181	565,647
		1,237,333

Total Common Stocks (Cost $15,402,447)		$23,373,652

Money Market Funds - 0.0% (a)	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01% (b)	2,018	$2,018
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.06% (b)	673	673
Total Money Market Funds (Cost $2,691)		$2,691

Total Investments at Value - 99.9% (Cost $15,405,138)		$23,376,343

Other Assets in Excess of Liabilities - 0.1%		32,859

Total Net Assets - 100.0%		$23,409,202

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedule of Investments.

AlphaMark Small Cap Growth Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Common Stocks - 97.8%	Shares	Value
Consumer Discretionary - 14.8%
Auto Components - 3.6%
Motorcar Parts of America, Inc. *	18,500	$624,375

Diversified Consumer Services - 3.6%
TAL Education Group - ADR *	20,300	623,616

Hotels, Restaurants & Leisure - 3.9%
Multimedia Games Holding Co., Inc. *	18,644	676,591

Household Durables - 3.7%
Universal Electronics, Inc. *	10,700	647,457

Energy - 4.7%
Energy Equipment & Services - 4.7%
Basic Energy Services, Inc. *	91,000	812,630

Financials - 15.2%
Consumer Finance - 3.8%
Credit Acceptance Corp. *	4,350	651,413

Diversified Financial Services - 4.0%
MarketAxess Holdings, Inc.	10,700	701,599

Insurance - 3.5%
Employers Holdings, Inc.	30,300	614,484

Thrifts & Mortgage Finance - 3.9%
BofI Holding, Inc. *	8,600	678,712

Health Care - 18.7%
Biotechnology - 7.4%
Momenta Pharmaceuticals, Inc. *	110,309	1,293,924

Health Care Equipment & Supplies - 3.9%
Natus Medical, Inc. *	19,681	673,681

AlphaMark Small Cap Growth Fund
Schedule of Investments (Continued)

Common Stocks - 97.8% (Continued)	Shares	Value
Health Care - 18.7% (Continued)
Pharmaceuticals - 7.4%
Depomed, Inc. *	42,200	$653,678
Sagent Pharmaceuticals, Inc. *	21,800	628,494
		1,282,172
Industrials - 13.7%
Aerospace & Defense - 3.7%
Astronics Corp. *	13,300	651,966

Machinery - 6.7%
Blount International, Inc. *	37,200	610,824
Greenbrier Cos., Inc. (The)	10,000	554,800
		1,165,624
Trading Companies & Distributors - 3.3%
DXP Enterprises, Inc. *	9,800	575,848

Information Technology - 30.7%
Electronic Equipment, Instruments & Components - 7.6%
Hollysys Automation Technologies Ltd. *	26,000	663,260
Methode Electronics, Inc.	17,000	658,750
		1,322,010
Internet Software & Services - 8.9%
Bazaarvoice, Inc. *	85,500	629,280
Cimpress N.V. *	4,600	308,614
Phoenix New Media Ltd. - ADR *	68,000	604,520
		1,542,414
Semiconductors & Semiconductor Equipment - 7.0%
Cirrus Logic, Inc. *	32,200	588,938
Mellanox Technologies Ltd. *	15,000	639,750
		1,228,688
Software - 7.2%
Monotype Imaging Holdings, Inc.	23,200	641,248
Net 1 UEPS Technologies, Inc. *	50,654	621,018
		1,262,266

Total Common Stocks (Cost $17,138,417)		$17,029,470

AlphaMark Small Cap Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 3.3%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01% (a)	432,496	$432,496
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.06% (a)	144,165	144,165
Total Money Market Funds (Cost $576,661)		$576,661

Total Investments at Value - 101.1% (Cost $17,715,078)		$17,606,131

Liabilities in Excess of Other Assets - (1.1%)		(193,990)

Total Net Assets - 100.0%		$17,412,141

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedule of Investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2014 (Unaudited)

1. Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of November 30, 2014:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$23,373,652	$-	$-	$23,373,652
Money Market Funds	2,691	-	-	2,691
Total	$23,376,343	$-	$-	$23,376,343

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$17,029,470	$-	$-	$17,029,470
Money Market Funds	576,661	-	-	576,661
Total	$17,606,131	$-	$-	$17,606,131

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

See each Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Funds did not have any transfers in and out of any Level as of November 30, 2014. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2014:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$15,406,152	$18,153,667

Gross unrealized appreciation	$8,041,657	$760,313
Gross unrealized depreciation	(71,466)	(1,307,849)

Net unrealized appreciation (depreciation)	$7,970,191	$(547,536)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of November 30, 2014, AlphaMark Small Cap Growth Fund had 30.7% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	January 9, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 9, 2015

* Print the name and title of each signing officer under his or her signature.